ORGANIZATION AND BUSINESS DESCRIPTION (Details Narrative)	12 Months Ended
	Sep. 30, 2024	Mar. 24, 2023
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	Oct. 19, 2022
Leishen Energy Holding Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership interest		100.00%